As Filed with the U.S. Securities and Exchange Commission on August 12, 2016
1933 Act File No. 033-19589
1940 Act File No. 811-05447

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 83 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 85 ☒
(Check appropriate box or boxes.)
__________________
American Century Quantitative Equity Funds, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: September 13, 2016

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 13, 2016 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, this Post-Effective Amendment No. 83 is being filed for the sole purpose of designating a new effective date, September 13, 2016, for the Registrant's Post-Effective Amendment No. 72 previously filed on September 25, 2015 pursuant to Rule 485(a). The effectiveness of Post-Effective Amendment No. 72 was previously delayed pursuant to Rule 485(b)(1)(iii) as follows: Post-Effective Amendment No. 75 filed on December 17, 2015; Post-Effective Amendment No. 76 filed on January 15, 2016; Post-Effective Amendment No. 77 filed on February 12, 2016; Post-Effective Amendment No. 78 filed on March 16, 2016; Post-Effective Amendment No. 79 filed on April 15, 2016; Post-Effective Amendment No. 80 filed on May 13, 2016; Post-Effective Amendment No. 81 filed on June 13, 2016; and Post-Effective Amendment No. 82 filed on July 14, 2016.

This Post-Effective Amendment No. 83 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri, on the 12th day of August, 2016.

American Century Quantitative Equity Funds, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	August 12, 2016

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	August 12, 2016

* _________________________________ Tanya S. Beder	Director	August 12, 2016

* _________________________________ Jeremy I. Bulow	Director	August 12, 2016

* _________________________________ Anne Casscells	Director	August 12, 2016

* _________________________________ Ronald J. Gilson	Chairman of the Board and Director	August 12, 2016

* _________________________________ Frederick L.A. Grauer	Director	August 12, 2016

* _________________________________ Jonathan D. Levin	Director	August 12, 2016

* _________________________________ Peter F. Pervere	Director	August 12, 2016

* _________________________________ John B. Shoven	Director	August 12, 2016

*By:	/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Attorney in Fact

Pursuant to Power of Attorney, dated June 14, 2016 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 71 to the Registration Statement of American Century Municipal Trust on July 15, 2016, File No. 2-91229, and incorporated herein by reference).

Secretary’s Certificate, dated June 14, 2016 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 71 to the Registration Statement of American Century Municipal Trust on July 15, 2016, File No. 2-91229, and incorporated herein by reference).